INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 763	$ 705
Finished goods	16,734	12,475
Total inventory	17,497	13,180
Cost of goods sold, deferred finished goods inventory	$ 14,371	$ 10,523